Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$216,261,103.68	0.5161363	$196,892,304.37	0.4699100	$19,368,799.31
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$434,561,103.68	0.3710075	$415,192,304.37	0.3544714	$19,368,799.31

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	37.16		36.27
Pool Receivables Balance	$512,907,056.78		$489,576,896.44
Remaining Number of Receivables	47,167		46,293

Adjusted Pool Balance	$500,622,035.33		$477,968,468.88

III. COLLECTIONS

Principal:
Principal Collections	$22,575,435.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$356,515.19
Total Principal Collections	$22,931,950.25

Interest:
Interest Collections	$1,966,460.55
Late Fees & Other Charges	$39,470.46
Interest on Repurchase Principal	$-
Total Interest Collections	$2,005,931.01

Collection Account Interest	$2,749.02
Reserve Account Interest	$873.04
Servicer Advances	$-

Total Collections	$24,941,503.32

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$24,941,503.32
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,941,503.32

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$427,422.55		$427,422.55	$427,422.55
Collection Account Interest					$2,749.02
Late Fees & Other Charges					$39,470.46
Total due to Servicer					$469,642.03

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$174,811.06		$174,811.06
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$471,335.23		$471,335.23	$471,335.23

Available Funds Remaining:					$24,000,526.06

3. Principal Distribution Amount:					$19,368,799.31

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,368,799.31
Class A-4 Notes				$-
Class A Notes Total:		19,368,799.31		$19,368,799.31
Total Noteholders Principal				$19,368,799.31

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,631,726.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,285,021.45
Beginning Period Amount	$12,285,021.45
Current Period Amortization	$676,593.89
Ending Period Required Amount	$11,608,427.56
Ending Period Amount	$11,608,427.56
Next Distribution Date Required Amount	$10,953,511.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$66,060,931.65	$62,776,164.51	$62,776,164.51
Overcollateralization as a % of Adjusted Pool	13.20%	13.13%	13.13%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	45,692	98.43%	$481,869,996.79
30 - 60 Days	1.01%	467	1.22%	$5,970,605.75
61 - 90 Days	0.22%	102	0.27%	$1,309,660.99
91 + Days	0.07%	32	0.09%	$426,632.91
		46,293		$489,576,896.44
Total
Delinquent Receivables 61 + days past due	0.29%	134	0.35%	$1,736,293.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	145	0.37%	$1,903,051.16
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	131	0.33%	$1,755,668.90
Three-Month Average Delinquency Ratio	0.29%		0.35%

Repossession in Current Period		33		$470,976.58
Repossession Inventory		53		$297,953.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$754,725.28
Recoveries				$(356,515.19)
Net Charge-offs for Current Period				$398,210.09

Beginning Pool Balance for Current Period				$512,907,056.78

Net Loss Ratio				0.93%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.65%
Three-Month Average Net Loss Ratio for Current Period				0.63%

Cumulative Net Losses for All Periods				$7,484,989.22
Cumulative Net Losses as a % of Initial Pool Balance				0.56%

Principal Balance of Extensions				$2,419,114.71
Number of Extensions				181

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